NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Mid Cap Value Portfolio: Class 1 (JPMMV1)
302,922 shares (cost $2,444,329)	$3,456,340
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
3,414,616 shares (cost $36,673,552)	38,209,553
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)
574,707 shares (cost $9,213,034)	13,965,376
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
848,546 shares (cost $13,813,074)	22,698,614
NVIT Nationwide Fund - Class I (TRF)
720,682 shares (cost $8,342,668)	10,536,376
NVIT Money Market Fund - Class I (SAM)
51,012,001 shares (cost $51,012,001)	51,012,001
Equity-Income Portfolio - Initial Class (FEIP)
580,063 shares (cost $12,881,264)	14,078,125
VIP Overseas Portfolio - Initial Class (FOP)
137,612 shares (cost $2,464,700)	2,573,349

Total Investments	$156,529,734

Other Accounts Receivable	275,412

Accounts Payable-VIP Overseas Portfolio - Initial Class (FOP)	(1,645)
Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(133,326)

$156,670,175

Contract Owners’ Equity:
Accumulation units	155,916,886
Contracts in payout (annuitization) period (note 1f)	753,289

Total Contract Owners’ Equity (note 5)	$156,670,175

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	OGGO	JPMMV1	OGBDP	OGEI	OGLG	OGDMP	OGDEP
Reinvested dividends	$2,952,253	-	16,460	1,596,132	380,206	169,403	82,251	181,546
Mortality and expense risk charges (note 2)	(2,264,389)	(350,482)	(29,460)	(540,672)	(262,350)	(260,189)	(171,286)	(262,200)

Net investment income (loss)	687,864	(350,482)	(13,000)	1,055,460	117,856	(90,786)	(89,035)	(80,654)

Realized gain (loss) on investments	27,307,235	5,072,479	217,908	560,882	7,209,300	12,841,538	535,087	1,032,669
Change in unrealized gain (loss) on investments	(26,512,737)	(11,270,665)	7,460	(162,087)	(7,004,795)	(10,115,619)	(386,375)	1,440,007

Net gain (loss) on investments	794,498	(6,198,186)	225,368	398,795	204,505	2,725,919	148,712	2,472,676

Reinvested capital gains	12,534,920	8,814,295	112,306	-	1,698,400	-	1,722,109	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,017,282	2,265,627	324,674	1,454,255	2,020,761	2,635,133	1,781,786	2,392,022

Investment Activity:	TRF	SAM	FEIP	FOP
Reinvested dividends	$92,451	1	396,512	37,291
Mortality and expense risk charges (note 2)	(80,257)	(111,388)	(159,436)	(36,669)

Net investment income (loss)	12,194	(111,387)	237,076	622

Realized gain (loss) on investments	17,849	-	(97,874)	(82,603)
Change in unrealized gain (loss) on investments	627,545	-	539,759	(187,967)

Net gain (loss) on investments	645,394	-	441,885	(270,570)

Reinvested capital gains	-	-	187,079	731

Net increase (decrease) in contract owners’ equity resulting from operations	$657,588	(111,387)	866,040	(269,217)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		OGGO		JPMMV1		OGBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$687,864	1,235,655	(350,482)	(347,813)	(13,000)	(4,951)	1,055,460	1,511,904
Realized gain (loss) on investments	27,307,235	4,636,755	5,072,479	833,436	217,908	257,748	560,882	582,404
Change in unrealized gain (loss) on investments	(26,512,737)	25,897,669	(11,270,665)	7,521,173	7,460	276,034	(162,087)	(3,354,362)
Reinvested capital gains	12,534,920	3,201,172	8,814,295	1,636,176	112,306	23,984	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,017,282	34,971,251	2,265,627	9,642,972	324,674	552,815	1,454,255	(1,260,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,249,623	2,089,366	184,510	164,976	1,616	80,055	190,260	283,869
Transfers between funds	-	-	(26,480,001)	(880,303)	1,438,868	25,386	3,027,270	2,353,000
Redemptions (note 3)	(38,718,206)	(30,102,345)	(5,568,507)	(4,968,568)	(457,278)	(390,381)	(9,332,151)	(7,443,548)
Annuity benefits	(95,981)	(87,308)	(1,162)	(916)	-	-	(9,802)	(9,829)
Contingent deferred sales charges (note 2)	(5,929)	(2,873)	(964)	(244)	(24)	(9)	(1,471)	(932)
Adjustments to maintain reserves	14,442	27,913	(16,768)	682	7	3	807	4,019

Net equity transactions	(37,556,051)	(28,075,247)	(31,882,892)	(5,684,373)	983,189	(284,946)	(6,125,087)	(4,813,421)

Net change in contract owners’ equity	(23,538,769)	6,896,004	(29,617,265)	3,958,599	1,307,863	267,869	(4,670,832)	(6,073,475)
Contract owners’ equity beginning of period	180,208,944	173,312,940	29,617,265	25,658,666	2,148,484	1,880,615	42,880,630	48,954,105

Contract owners’ equity end of period	$156,670,175	180,208,944	-	29,617,265	3,456,347	2,148,484	38,209,798	42,880,630

CHANGES IN UNITS:
Beginning units	7,796,211	9,094,461	490,178	600,805	86,097	98,410	2,297,496	2,552,705
Units purchased	4,832,463	463,550	5,858	7,303	55,332	6,875	227,075	187,408
Units redeemed	(4,168,650)	(1,761,800)	(496,036)	(117,930)	(19,515)	(19,188)	(547,751)	(442,617)

Ending units	8,460,024	7,796,211	-	490,178	121,914	86,097	1,976,820	2,297,496

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OGEI		OGLG		OGDMP		OGDEP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$117,856	134,842	(90,786)	(48,709)	(89,035)	(27,630)	(80,654)	(1,961)
Realized gain (loss) on investments	7,209,300	1,028,956	12,841,538	1,024,488	535,087	375,038	1,032,669	917,124
Change in unrealized gain (loss) on investments	(7,004,795)	3,593,500	(10,115,619)	4,892,773	(386,375)	3,805,174	1,440,007	4,785,253
Reinvested capital gains	1,698,400	784,800	-	-	1,722,109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,020,761	5,542,098	2,635,133	5,868,552	1,781,786	4,152,582	2,392,022	5,700,416

Equity transactions:
Purchase payments received from contract owners (note 3)	84,765	134,705	128,250	89,840	60,814	157,850	111,248	111,834
Transfers between funds	(20,143,882)	(545,957)	(19,791,142)	(361,580)	1,277,871	(891,878)	3,652,666	(1,045,855)
Redemptions (note 3)	(4,053,028)	(2,863,376)	(5,004,987)	(3,175,957)	(2,479,614)	(1,819,912)	(3,830,462)	(2,571,810)
Annuity benefits	(13,221)	(11,718)	(657)	(529)	(1,402)	(1,167)	(2,483)	(2,052)
Contingent deferred sales charges (note 2)	(790)	(400)	(766)	(571)	(712)	(201)	(777)	(324)
Adjustments to maintain reserves	(110,897)	5,711	(9,212)	350	274	945	538	1,847

Net equity transactions	(24,237,053)	(3,281,035)	(24,678,514)	(3,448,447)	(1,142,769)	(2,554,363)	(69,270)	(3,506,360)

Net change in contract owners’ equity	(22,216,292)	2,261,063	(22,043,381)	2,420,105	639,017	1,598,219	2,322,752	2,194,056
Contract owners’ equity beginning of period	22,216,292	19,955,229	22,043,381	19,623,276	13,326,451	11,728,232	20,376,070	18,182,014

Contract owners’ equity end of period	$-	22,216,292	-	22,043,381	13,965,468	13,326,451	22,698,822	20,376,070

CHANGES IN UNITS:
Beginning units	1,308,732	1,530,597	724,004	855,586	476,115	581,826	1,287,846	1,546,389
Units purchased	28,095	21,660	5,793	7,590	68,631	8,135	281,899	13,991
Units redeemed	(1,336,827)	(243,525)	(729,797)	(139,172)	(108,446)	(113,846)	(293,498)	(272,534)

Ending units	-	1,308,732	-	724,004	436,300	476,115	1,276,247	1,287,846

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF		SAM		FEIP		FOP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12,194	(3,239)	(111,387)	(103,565)	237,076	129,775	622	(2,998)
Realized gain (loss) on investments	17,849	(120,301)	-	-	(97,874)	(121,939)	(82,603)	(140,199)
Change in unrealized gain (loss) on investments	627,545	1,527,677	-	-	539,759	1,943,955	(187,967)	906,492
Reinvested capital gains	-	-	-	-	187,079	746,010	731	10,202

Net increase (decrease) in contract owners’ equity resulting from operations	657,588	1,404,137	(111,387)	(103,565)	866,040	2,697,801	(269,217)	773,497

Equity transactions:
Purchase payments received from contract owners (note 3)	92,758	87,386	160,900	930,977	184,807	37,989	49,695	9,885
Transfers between funds	5,071,204	(133,458)	48,934,681	1,589,418	2,782,593	(96,307)	229,872	(12,466)
Redemptions (note 3)	(826,745)	(953,356)	(5,072,123)	(3,730,035)	(1,679,094)	(1,446,239)	(414,217)	(739,163)
Annuity benefits	(16,451)	(14,840)	(84)	(89)	(38,920)	(35,426)	(11,799)	(10,742)
Contingent deferred sales charges (note 2)	(53)	-	(57)	(64)	(239)	(74)	(76)	(54)
Adjustments to maintain reserves	5,433	4,758	133,460	14	6,716	5,158	4,084	4,426

Net equity transactions	4,326,146	(1,009,510)	44,156,777	(1,209,779)	1,255,863	(1,534,899)	(142,441)	(748,114)

Net change in contract owners’ equity	4,983,734	394,627	44,045,390	(1,313,344)	2,121,903	1,162,902	(411,658)	25,383
Contract owners’ equity beginning of period	5,554,931	5,160,304	7,099,937	8,413,281	11,958,851	10,795,949	2,986,652	2,961,269

Contract owners’ equity end of period	$10,538,665	5,554,931	51,145,327	7,099,937	14,080,754	11,958,851	2,574,994	2,986,652

CHANGES IN UNITS:
Beginning units	166,971	201,120	537,472	628,627	299,638	342,347	121,662	156,049
Units purchased	148,233	3,472	3,920,291	201,976	76,397	2,874	14,859	2,266
Units redeemed	(25,802)	(37,621)	(544,561)	(293,131)	(45,654)	(45,583)	(20,763)	(36,653)

Ending units	289,402	166,971	3,913,202	537,472	330,381	299,638	115,758	121,662

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Overseas Portfolio - Initial Class (FOP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and a administration charge of 0.05% for a total variable account charge of 1.30%.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS  December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $361,110 and $514,750, respectively, and total transfers from the Account to the fixed account were $8,397,341 and $4,141,308, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $14,381 and $9,890 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$156,529,734	$-	$-	$156,529,734

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

		Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)		$8,972,452	$32,391,543
Mid Cap Value Portfolio: Class 1 (JPMMV1)		1,441,386	358,900
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)		2,567,616	7,637,307
Insurance Trust Equity Index Portfolio: Class 1 (obsolete) (OGEI)		2,197,379	24,616,775
Intrepid Growth Portfolio- Class 1 (obsolete) (OGLG)		246,131	25,015,430
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)		2,833,156	2,342,874
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)		3,103,796	3,253,809
NVIT Nationwide Fund - Class I (TRF)		4,925,187	587,751
NVIT Money Market Fund - Class I (SAM)		50,052,772	6,140,696
Equity-Income Portfolio - Initial Class (FEIP)		3,003,000	1,323,917
VIP Overseas Portfolio - Initial Class (FOP)		312,526	454,038

	Total	$79,655,401	$104,123,040

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid Cap Growth Portfolio - Class 1 (OGGO)
2013	1.30%	490,178	$60.395135	$29,604,366	0.06%	41.44%
2012	1.30%	600,805	42.699926	25,654,329	0.00%	14.60%
2011	1.30%	702,991	37.261121	26,194,270	0.00%	-7.37%
2010	1.30%	880,808	40.225052	35,430,547	0.00%	24.00%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	1.30%	121,914	28.350699	3,456,347	0.72%	13.61%
2013	1.30%	86,097	24.954215	2,148,484	1.08%	30.58%
2012	1.30%	98,410	19.110002	1,880,615	1.06%	18.81%
2011	1.30%	115,810	16.084725	1,862,772	1.40%	0.84%
2010	1.30%	153,536	15.951445	2,449,121	1.44%	21.85%
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2014	1.30%	1,976,820	19.289420	38,131,712	3.87%	3.55%
2013	1.30%	2,297,496	18.627426	42,796,436	4.63%	-2.75%
2012	1.30%	2,552,705	19.154286	48,895,242	4.58%	3.96%
2011	1.30%	3,003,757	18.424826	55,343,700	5.69%	6.06%
2010	1.30%	3,742,315	17.371488	65,009,580	4.05%	7.82%
Insurance Trust Equity Index Portfolio: Class 1 (OGEI)
2013	1.30%	1,308,732	16.890488	22,105,122	1.96%	30.10%
2012	1.30%	1,530,597	12.982677	19,871,247	1.90%	14.07%
2011	1.30%	1,845,369	11.381201	21,002,526	1.81%	0.39%
2010	1.30%	2,342,956	11.337231	26,562,633	2.33%	12.92%
Intrepid Growth Portfolio- Class 1 (OGLG)
2013	1.30%	724,004	30.436080	22,035,844	1.08%	32.72%
2012	1.30%	855,586	22.931777	19,620,108	0.72%	14.79%
2011	1.30%	1,024,318	19.977430	20,463,261	1.04%	0.53%
2010	1.30%	1,276,457	19.871739	25,365,421	1.03%	14.59%
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)
2014	1.30%	436,300	31.971054	13,948,939	0.62%	14.36%
2013	1.30%	476,115	27.957367	13,310,921	1.10%	38.76%
2012	1.30%	581,826	20.147682	11,722,445	0.82%	14.62%
2011	1.30%	685,122	17.578377	12,043,333	0.88%	-2.80%
2010	1.30%	894,657	18.085113	16,179,973	1.47%	17.97%
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2014	1.30%	1,276,247	17.764701	22,672,147	0.90%	12.42%
2013	1.30%	1,287,846	15.801927	20,350,433	1.30%	34.45%
2012	1.30%	1,546,389	11.753337	18,175,231	1.52%	16.11%
2011	1.30%	1,870,026	10.122288	18,928,942	1.24%	-3.14%
2010	1.30%	2,359,765	10.450499	24,660,722	0.98%	12.10%
NVIT Nationwide Fund - Class I (TRF)
2014	1.30%	289,402	35.964964	10,408,332	1.47%	10.69%
2013	1.30%	166,971	32.491634	5,425,128	1.26%	29.40%
2012	1.30%	201,120	25.109824	5,050,088	1.38%	12.73%
2011	1.30%	237,499	22.275036	5,290,298	1.12%	-0.78%
2010	1.30%	287,465	22.449115	6,453,335	0.99%	11.98%
NVIT Money Market Fund - Class I (SAM)
2014	1.30%	3,913,202	13.035538	51,010,680	0.00%	-1.30%
2013	1.30%	537,472	13.207229	7,098,529	0.00%	-1.30%
2012	1.30%	628,627	13.381179	8,411,770	0.00%	-1.30%
2011	1.30%	790,079	13.557912	10,711,821	0.00%	-1.30%
2010	1.30%	1,011,728	13.735981	13,897,076	0.00%	-1.30%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.30%	330,381	$ 41.750813	$ 13,793,675	3.23%	7.30%
2013	1.30%	299,638	38.908594	11,658,494	2.44%	26.48%
2012	1.30%	342,347	30.762019	10,531,285	3.01%	15.78%
2011	1.30%	401,112	26.569521	10,657,354	2.32%	-0.34%
2010	1.30%	486,258	26.659775	12,963,529	1.74%	13.65%
VIP Overseas Portfolio - Initial Class (FOP)
2014	1.30%	115,758	21.554052	2,495,054	1.33%	-9.27%
2013	1.30%	121,662	23.756893	2,890,311	1.22%	28.74%
2012	1.30%	156,049	18.453086	2,879,586	1.93%	19.17%
2011	1.30%	178,917	15.484942	2,770,504	1.32%	-18.24%
2010	1.30%	204,936	18.939472	3,881,380	1.37%	11.65%
2014	Reserves for annuity contracts in payout phase:				753,289
2014	Contract owners equity:				$ 156,670,175
2013	Reserves for annuity contracts in payout phase:				784,876
2013	Contract owners equity:				$ 180,208,944
2012	Reserves for annuity contracts in payout phase:				620,994
2012	Contract owners equity:				$ 173,312,940
2011	Reserves for annuity contracts in payout phase:				361,695
2011	Contract owners equity:				$ 185,630,476
2010	Reserves for annuity contracts in payout phase:				421,435
2010	Contract owners equity:				$ 233,274,752

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.